Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

20.	RELATED PARTY TRANSACTIONS

The principal related party balances and transactions as at and for the six months ended 30 June 2019 and 2018 are as follows:

Amounts due from related parties:

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Long Top Limited (Loan to related parties)	$310,567	$303,246
Guardforce Group Limited (Other receivables)	89,665	84,709
Guardforce TH Group Company Limited (Other receivables)	7,849	7,403
Bangkok Bank Public Company Limited (Accounts receivable, net)	-	702
	$408,081	$396,060

The amount due from Long Top Limited is a short-term loan by the Company with interest at 5% per annum. The interest income for the six months ended 30 June 2019 was $10,689. The loan's due date was 31 December 2019 and was further extended to 31 December 2021. All interest and principal is due on that date.

Amounts due from Guardforce Group Limited, Guardforce TH Group Company Limited, and Bangkok Bank Public Company Limited are business advances for operational purposes.

Amounts due to related parties:

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Mr. Tu Jingyi (Trade and other payables)	1,537,327	1,837,327
Junwei Capital Group Ltd. (Trade and other payables)	224,766	149,741
Guardforce Security (Thailand) Co., Ltd (Trade and other payables)	69,780	124,825
Guardforce 3 Limited (Trade and other payables)	5,601	5,291
Guardforce Aviation Security Co., Ltd (Trade and other payables)	783	1,240
	$1,838,257	$2,118,424

Related party transactions:

		For the six months ended
	Nature	30 June 2019	30 June 2018
		(Unaudited)	(Unaudited)
Guardforce Security (Thailand) Co., Ltd	(a)	$371,362	$350,740
Guardforce Aviation Security Co., Ltd	(b)	5,116	3,756
		$376,478	$354,496

Nature of transactions:

(a)	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.
(b)	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.

19.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of 31 December 2018:

Name of related parties	Relationship with the Company
Long Top Limited	Ultimately controlled by Mr. Tu
Guardforce TH Group Company Limited	Ultimately controlled by Mr. Tu
Guardforce Security(Thailand) Company Limited	Ultimately controlled by Mr. Tu
Bangkok Bank Public Company Limited	Minority shareholder
Shenzhen Junwei Investment Development Co., Ltd.	Minority shareholder
Guardforce Security (Thailand) Co.,Ltd	Ultimately controlled by Mr. Tu
Guardforce Aviation Security Co.,Ltd	Ultimately controlled by Mr. Tu
Guardforce 3 Limited	Ultimately controlled by Mr. Tu
Tu Jingyi ("Mr. Tu")	Controlling shareholder

The principal related party balances and transactions as of and for the years ended 31 December 2018 and 2017 are as follows:

Amounts due from related parties:

	31 December
	2018	2017
Long Top Limited (Loan to related parties)	$303,246	$-
Guardforce Group Limited (Other receivable)	84,709	84,371
Guardforce TH Group Company Limited (Other receivable)	7,403	6,134
Guardforce Security (Thailand) Company Limited (Other receivable)	-	2,456
Bangkok Bank Public Company Limited (Other receivable/Accounts receivable, net)	702	707
	$396,060	$93,668

The amount due from Long Top Limited is a short-term loan by the Company with interest at 3% per annum. The interest income for the year ended 31 December 2018 was $5,948. The loan's due date was 31 December 2019 and was further extended to 31 December 2021. All the interest and principal are due on that date.

Amounts due from Guardforce Group Limited, Guardforce TH Group Company Limited, Guardforce Security (Thailand) Company Limited and Bangkok Bank Public Company Limited are business advances for operational purposes.

Amounts due to related parties:

	31 December
	2018	2017
Guardforce TH Group Company Limited (Borrowings from related party)	$-	$12,386,433
Tu Jingyi (Trade and other payables)	1,837,327	-
Junwei Capital Group Ltd. (Trade and other payables)	149,741	-
Guardforce Security (Thailand) Co.,Ltd (Trade and other payables)	124,825	118,475
Guardforce 3 Limited (Trade and other payables)	5,291	5,270
Guardforce Aviation Security Co.,Ltd (Trade and other payables)	1,240	715
	$2,118,424	$12,510,893

Amounts due to Guardforce TH Group Company Limited are short-term loans bearing interest at 2.01% and 4.13329% per annum. The loans were unsecured and have been transferred to a third party through a debt restructuring in April 2018. (See Note 12). The interest expense was $126,523 and $381,621 for the years ended 31 December 2018 and 2017 respectively.

Related party transactions:

		For the year ended
	Nature	31 December 2018	31 December 2017
Guardforce Security (Thailand) Co.,Ltd	(a)	$695,594	$639,397
Guardforce Aviation Security Co.,Ltd	(b)	6,853	5,741
		$702,447	$645,138

Nature of transactions:

(a)	Guardforce Security (Thailand) Co.,Ltd. provided security guard services to the Company.

(b)	Guardforce Aviation Security Co.,Ltd. provided escort services to the Company.